Fair Value Financial Assets and Liabilities (Details) - Schedule of carrying amounts and fair values of financial instruments - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [Member] | Level 2 of fair value hierarchy [Member]
Financial liabilities
Carrying amount	S/ 227,554	S/ 187,876
Fair value	227,554	187,876
Senior notes [Member] | Level 1 of fair value hierarchy [Member]
Financial liabilities
Carrying amount	1,094,391	1,044,352
Fair value	1,119,035	1,118,492
Promissory notes [Member] | Level 2 of fair value hierarchy [Member]
Financial liabilities
Carrying amount	450,964	224,232
Fair value	447,558	221,607
Total financial liabilities [Member]
Financial liabilities
Carrying amount	1,772,909	1,456,460
Fair value	1,794,147	1,527,975
Cash and cash equivalents [Member] | Level 1 of fair value hierarchy [Member]
Financial assets
Carrying amount	273,402	308,912
Fair value	273,402	308,912
Trade and other receivables [Member] | Level 2 of fair value hierarchy [Member]
Financial assets
Carrying amount	143,924	89,627
Fair value	143,924	89,627
Derivatives financial assets – Cross currency swaps [Member] | Level 2 of fair value hierarchy [Member]
Financial assets
Carrying amount	106,601	42,247
Fair value	106,601	42,247
Financial investment at fair value through other comprehensive income [Member] | Level 3 of fair value hierarchy [Member]
Financial assets
Carrying amount	476	692
Fair value	476	692
Total financial assets [Member]
Financial assets
Carrying amount	524,403	441,478
Fair value	S/ 524,403	S/ 441,478